DERIVATIVES AND HEDGING ACTIVITIES- Components of derivatives (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Aug. 31, 2019
Floating to fixed interest rate swap
Derivative [Line Items]
Notional Amount	$ 720.0
Original Maturity in Months	60 days
Fixed to floating interest rate swap
Derivative [Line Items]
Notional Amount	$ 720.0
Original Maturity in Months	36 days
Amount of derivative at Month 48		$ 315.0
U.S. dollar to Euro currency swap
Derivative [Line Items]
Notional Amount	$ 500.0
Original Maturity in Months	60 days
U.S. dollar floating to Euro fixed interest rate swap
Derivative [Line Items]
Notional Amount	$ 500.0
Original Maturity in Months	60 days
U.S. dollar interest rate cap
Derivative [Line Items]
Notional Amount	$ 650.0
Original Maturity in Months	36 days